UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Lawrence V. McManus
Title:President and Chief Compliance Officer
Phone:416.364.2299
Signature, Place and Date of Signing
Lawrence V. McManus  Toronto, Ontario, Canada  October 28, 2008
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:43 Data Records

Form 13F Information Table Value Total:$199,169
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Aflac Inc
Common
009735852
$9,475
161,275
SH

SOLE
NONE
161,275
0
0
Aflac Inc
Common
009735852
$2,609
44,405
SH

DEFINED

0
44,405
0
Allstate Corp
Common
009724478
$409
8,865
SH

SOLE
NONE
8,865
0
0
Allstate Corp
Common
009724478
$239
5,180
SH

DEFINED

0
5,180
0
American Express
Common
009988572
$5,201
146,790
SH

SOLE
NONE
146,790
0
0
American Express
Common
009988572
$1,615
45,585
SH

DEFINED

0
45,585
0
Apache Corp Com
Common
009735828
$5,319
51,005
SH

SOLE
NONE
51,005
0
0
Apache Corp Com
Common
009735828
$1,554
14,900
SH

DEFINED

0
14,900
0
Boston Scientific Corporation
Common
009775641
$5,351
436,080
SH

SOLE
NONE
436,080
0
0
Boston Scientific Corporation
Common
009775641
$1,394
113,650
SH

DEFINED

0
113,650
0
Bunge Limited
Common
013317810
$6,015
95,204
SH

SOLE
NONE
95,204
0
0
Bunge Limited
Common
013317810
$1,748
27,670
SH

DEFINED

0
27,670
0
Clarcor Inc
Common
019217981
$10,472
275,953
SH

SOLE
NONE
275,953
0
0
Clarcor Inc
Common
019217981
$2,990
78,785
SH

DEFINED

0
78,785
0
Covidien Ltd.
Common
030852800
$226
4,200
SH

DEFINED

0
4,200
0
Danaher Corp
Common
009962131
$9,293
133,900
SH

SOLE
NONE
133,900
0
0
Danaher Corp
Common
009962131
$2,461
35,460
SH

DEFINED

0
35,460
0
Dover Corp
Common
009974121
$6,706
165,385
SH

SOLE
NONE
165,385
0
0
Dover Corp
Common
009974121
$1,901
46,890
SH

DEFINED

0
46,890
0
Fedex Corporation
Common
010731569
$6,533
82,660
SH

SOLE
NONE
82,660
0
0
Fedex Corporation
Common
010731569
$1,981
25,067
SH

DEFINED

0
25,067
0
Fiserv Inc
Common
010808065
$7,594
160,475
SH

SOLE
NONE
160,475
0
0
Fiserv Inc
Common
010808065
$2,097
44,305
SH

DEFINED

0
44,305
0
Honeywell International Inc
Common
010534801
$8,171
196,665
SH

SOLE
NONE
196,665
0
0
Honeywell International Inc
Common
010534801
$2,131
51,285
SH

DEFINED

0
51,285
0
J.M. Smucker Co
Common
014882707
$7,032
138,716
SH

SOLE
NONE
138,716
0
0
J.M. Smucker Co
Common
014882707
$1,875
36,995
SH

DEFINED

0
36,995
0
Johnson & Johnson
Common
009722513
$10,163
146,690
SH

SOLE
NONE
146,690
0
0
Johnson & Johnson
Common
009722513
$2,870
41,425
SH

DEFINED

0
41,425
0
MEMC Electronic Materials
Common
009708073
$6,367
225,310
SH

SOLE
NONE
225,310
0
0
MEMC Electronic Materials
Common
009708073
$1,758
62,195
SH

DEFINED

0
62,195
0
PerkinElmer Inc
Common
010702658
$7,928
317,495
SH

SOLE
NONE
317,495
0
0
PerkinElmer Inc
Common
010702658
$2,157
86,385
SH

DEFINED

0
86,385
0
Praxair Inc.
Common
009967419
$6,823
95,108
SH

SOLE
NONE
95,108
0
0
Praxair Inc.
Common
009967419
$1,896
26,432
SH

DEFINED

0
26,432
0
Resmed
Common
011540066
$7,177
166,900
SH

SOLE
NONE
166,900
0
0
Resmed
Common
011540066
$2,000
46,520
SH

DEFINED

0
46,520
0
Thermo Fisher Scientific
Common
009729917
$12,080
219,635
SH

SOLE
NONE
219,635
0
0
Thermo Fisher Scientific
Common
009729917
$2,671
48,565
SH

DEFINED

0
48,565
0
TJX Companies
Common
009961968
$9,077
297,425
SH

SOLE
NONE
297,425
0
0
TJX Companies
Common
009961968
$2,581
84,565
SH

DEFINED

0
84,565
0
Wabtec Corp
Common
011540104
$8,848
172,710
SH

SOLE
NONE
172,710
0
0
Wabtec Corp
Common
011540104
$2,382
46,490
SH

DEFINED

0
46,490
0
S REPORT SUMMARY
43 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED